Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	Compass EMP Funds Trust
Central Index Key	0001547580
Amendment Flag	false
Document Creation Date	Oct. 29, 2012
Document Effective Date	Nov. 01, 2012
Prospectus Date	Nov. 01, 2012